--------------------------------------------------------------------------------

CONNECTICUT
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================




Dear Shareholder:



We are pleased to present the semi-annual report of Connecticut Daily Tax Free Income Fund, Inc. for the period February 1, 2001 through July 31, 2001.


The Fund had net assets of $219,506,470 and 342 active shareholders as of July 31, 2001.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff



Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------    -------
Put Bonds (b) (4.21%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Connecticut State GO - Series 515                                 07/01/02    2.55%  $ 2,000,000    VMIG-1
  1,065,000   Connecticut State HEFA (Yale New Haven Hospital) - Series E
              Insured by FGIC                                                   06/01/02    3.00     1,065,000    VMIG-1      A1+
  3,000,000   Puerto Rico Industrial Environmental (Reynolds Metals Corporation)
              LOC ABN AMRO Bank N.A.                                            08/15/01    3.85     3,000,000    VMIG-1      A1+
  3,185,000   Puerto Rico Industrial Environmental
              (Merck & Co. Project) - Series 1883a (c)                          12/01/01    4.00     3,185,000
-----------                                                                                        -----------
  9,250,000   Total Put Bonds                                                                        9,250,000
-----------                                                                                        -----------
Revenue Bond (0.46%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Connecticut Special Tax Obligation
              (CT Unemployment Compensation) - Series A (c)
              Insured by AMBAC Indemnity Corp.                                  11/15/01    4.22%  $ 1,001,260
-----------                                                                                        -----------
  1,000,000   Total Revenue Bond                                                                     1,001,260
-----------                                                                                        -----------
Tax Exempt Commercial Paper (6.33%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   State of Connecticut HEFA RB (Yale University)                    08/06/01    2.55%  $ 3,000,000    VMIG-1      A1+
  2,000,000   State of Connecticut HEFA RB (Yale University)                    11/07/01    2.35     2,000,000    VMIG-1      A1+
  5,000,000   State of Connecticut Special Assessment Second Injury Fund
              LOC Credit Agricole/Dexia CLF                                     08/06/01    2.45     5,000,000      P1        A1+
  3,900,000   State of Connecticut Special Assessment Second Injury Fund
              LOC Credit Agricole/Dexia CLF                                     08/08/01    2.40     3,900,000      P1        A1+
-----------                                                                                        -----------
 13,900,000   Total Tax Exempt Commercial Paper                                                     13,900,000
-----------                                                                                        -----------
Tax Exempt General Obligation Notes & Bonds (23.44%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,040,000   Andover, CT BAN (c)                                               11/01/01    3.21%  $ 2,043,775
  3,000,000   Bethel, CT BAN (c)                                                07/05/02    2.45     3,001,337
 10,110,000   Bridgeport, CT GO 2000A Reset Option Certificate II - Series R
              Insured by FGIC                                                   02/08/02    3.25    10,110,000    VMIG-1
  4,995,000   Connecticut State P-Floats PA 347                                 06/20/02    2.57     4,995,000                A1+
  1,565,000   Darien, CT BAN (c)                                                08/07/01    4.15     1,565,008
  2,345,000   East Hampton, CT BAN (c)                                          02/01/02    2.84     2,345,569


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------    -------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Hamden, CT BAN (c)                                                08/01/01    2.77%  $ 4,000,000
  3,060,000   Hamden, CT (c)
              Insured by MBIA Insurance Corp.                                   08/15/02    2.62     3,102,839
  5,000,000   New Britian, CT BAN                                               04/11/02    3.01     5,011,746                SP1+
  3,000,000   Rocky Hill, CT BAN (c)                                            09/14/01    4.14     3,000,102
  2,000,000   Seymour, CT BAN (c)
              LOC Fleet Bank                                                    09/20/01    4.22     2,001,890
  4,470,000   Stratford, CT BAN                                                 08/15/01    4.18     4,470,114     MIG-1
  5,800,000   Windsor, CT BAN                                                   10/02/01    3.34     5,800,084     MIG-1      SP1+
-----------                                                                                        -----------
 51,385,000   Total Tax Exempt General Obligation Notes & Bonds                                     51,447,464
-----------                                                                                        -----------
Variable Rate Demand Instruments (d) (64.48%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,300,000   Commonwealth of Puerto Rico Government Development Bank
              Insured by MBIA Insurance Corp.                                   12/01/15    2.50%  $ 3,300,000    VMIG-1      A1+
  2,000,000   Commonwealth of Puerto Rico Public
              Improvement Tender Option Certificates
              Insured by FSA                                                    07/01/19    2.60     2,000,000                A1+
  3,000,000   Connecticut Development Authority (Learjet Inc.)                  04/01/26    2.70     3,000,000                A1+
  8,600,000   Connecticut Development Authority PCRB
              (CT Light & Power Company Project) - Series 1996A
              Insured by AMBAC Indemnity Corp.                                  05/01/31    2.45     8,600,000    VMIG-1      A1+
  2,800,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997A
              LOC KBC Bank                                                      03/01/17    2.60     2,800,000    VMIG-1
  1,000,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997B
              LOC Royal Bank of Canada                                          03/01/17    2.60     1,000,000    VMIG-1
  5,000,000   Connecticut Development Authority Solid Waste Disposal
              (PJ Rand / Whitney Project)
              LOC Bank of Montreal                                              08/01/23    2.20     5,000,000    VMIG-1      A1+
    800,000   Connecticut HFA Housing Mortgage
              Finance Program Bonds - Series 1995G
              Insured by AMBAC Indemnity Corp.                                  05/15/18    2.45       800,000    VMIG-1      A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------    -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,547,000   Connecticut Housing Authority - Series 1989D
              Guaranteed By Federal Home Loan Bank                              11/15/24    2.60%  $ 3,547,000    VMIG-1      A1+
  6,750,000   Connecticut Resource Recovery Authority
              (Ref-Fuel Company of Southeast Connecticut - Duke Capital)        11/15/15    2.70     6,750,000                A1
 12,000,000   Connecticut Special Tax Obligation RB
              (Second Lien Transportation Infrastructure)
              LOC Commerzbank A.G.                                              12/01/10    2.40    12,000,000      P1        A1+
  2,740,000   Connecticut State Clean Water                                     10/01/19    2.46     2,740,000                A1+
    600,000   Connecticut State Development Authority Health Care
              (Corporation For Independent Living)
              LOC Dexia CLF                                                     07/01/17    2.40       600,000    VMIG-1
  6,000,000   Connecticut State Development Authority IDA
              (Gerber Scientific Incorporated)
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/14    2.45     6,000,000                A1+
  1,055,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) (c)
              LOC First Union National Bank                                     06/01/18    2.60     1,055,000
  2,500,000   Connecticut State Development Authority IDRB (Allen Group Inc.)
              LOC Fleet Bank                                                    02/01/13    2.60     2,500,000                A1
  2,400,000   Connecticut State Development Authority IDRB
              (Birken Manufacturing Co. Project) (c)
              LOC First Union National Bank                                     10/01/23    2.65     2,400,000
  1,600,000   Connecticut State Development Authority (Independent Living)
              LOC Chase Manhattan Bank, N.A.                                    07/01/15    2.40     1,600,000    VMIG-1
  5,000,000   Connecticut State GO - Series 1997B                               05/15/14    2.50     5,000,000    VMIG-1      A1+
  2,000,000   Connecticut State GO - Series PA 723R                             06/15/20    2.41     2,000,000                A1+
  1,100,000   Connecticut State HEFA (Edgehill) - Series C
              LOC KBC Bank                                                      07/01/27    1.70     1,100,000    VMIG-1
  5,015,000   Connecticut State HEFA RB Putters - Series 215                    07/01/30    2.51     5,015,000                A1+
  3,000,000   Connecticut State HEFA (Yale University)                          07/01/29    2.50     3,000,000    VMIG-1      A1+
  4,000,000   Connecticut State HEFA (Yale University) - Series V-1             07/01/36    2.80     4,000,000    VMIG-1      A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------    -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Connecticut State HFA (Elm Haven) - Series A (c)
              LOC Fleet Bank                                                    12/01/17    2.68%  $ 5,000,000
  2,500,000   Connecticut State HFA (Housing Mortgage Finance Program)
              Insured by AMBAC Indemnity Corp.                                  11/15/31    2.50     2,500,000    VMIG-1      A1+
  1,000,000   Connecticut State HFA (Merlots) - Series BB                       05/15/31    2.77     1,000,000    VMIG-1
  1,735,000   Connecticut State HFA (Merlots) - Series L                        11/15/28    2.77     1,735,000    VMIG-1
  2,595,000   Connecticut State HFA (Merlots) - Series P (c)                    11/15/30    2.77     2,595,000
  4,405,000   Morgan Stanley Floating Rate Trust Certificate
              (Connecticut State Special Tax)
              Insured by FGIC                                                   12/01/17    2.39     4,405,000    VMIG-1
  2,000,000   Puerto Rico Ana Mendez University System
              (Tourist Industrial, Educational, Medical & Environmental)
              LOC Banco Santander                                               10/01/21    2.55     2,000,000                A1+
  4,000,000   Puerto Rico Commonwealth Highway & Transportation Authority
              Insured by AMBAC Indemnity Corp.                                  07/01/28    2.50     4,000,000    VMIG-1      A1+
  6,370,000   Puerto Rico Commonwealth Infrastructure Financing Authority       10/01/34    2.50     6,370,000                A1+
  3,000,000   Puerto Rico Electric Power Authority - Series AA
              Insured by MBIA Insurance Corp.                                   07/01/22    2.50     3,000,000                A1+
  2,000,000   Puerto Rico Public Finance Corporation
              (Commonwealth Appropriation)
              Insured by AMBAC Indemnity Corp.                                  12/01/06    2.44     2,000,000                A1
  3,500,000   Puerto Rico Public Finance Corporation - Series PA 579
              Insured by AMBAC Indemnity Corp.                                  06/01/16    2.49     3,500,000                A1+
  1,800,000   Puerto Rico Public Finance Corporation - Series PA 610R
              Insured by FSA                                                    08/01/13    2.49     1,800,000                A1+
  1,660,000   Shelton, CT Housing Authority RB (c)
              LOC First Union National Bank                                     01/01/31    2.50     1,660,000
  1,900,000   State of Connecticut HEFA (Bradley Health Care Project) - Series B
              LOC Fleet Bank                                                    07/01/29    2.10     1,900,000    VMIG-1
  1,200,000   State of Connecticut HEFA (Charlotte Hungerford Hospital)
              LOC Bank Boston                                                   07/01/13    2.50     1,200,000    VMIG-1
  3,000,000   State of Connecticut HEFA (Hartford Hospital Issues) - Series B
              LOC Fleet Bank                                                    07/01/30    2.45     3,000,000                A1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------    -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  State of Connecticut HEFA
              (Hospital of Saint Raphael Project) - Series K
              LOC KBC Bank                                                      07/01/22    2.10%  $   1,500,000   VMIG-1
   3,000,000  State of Connecticut HEFA RB
              (The Hotchkiss School Issue) - Series A                           07/01/30    2.30       3,000,000   VMIG-1     A1+
   2,200,000  State of Connecticut HEFA - Series A
              LOC Dexia CLF                                                     07/01/24    2.50       2,200,000   VMIG-1
   1,370,000  State of Connecticut HEFA (Sharon Hospital Project)
              LOC Bank Boston                                                   07/01/27    2.50       1,370,000   VMIG-1
------------                                                                                        ------------
 141,542,000  Total Variable Rate Demand Instruments                                                 141,542,000
------------                                                                                        ------------
              Total Investments (98.92%) (Cost $217,140,724+)                                        217,140,724
              Cash And Other Assets, Net of Liabilities (1.08%)                                        2,365,746
                                                                                                    ------------
              Net Assets (100.00%)                                                                 $ 219,506,470
                                                                                                    ============
              Net Asset Value, Offering And Redemption Price Per Share:
              Class A Shares,   73,846,348 Share Outstanding (Note 3)                              $        1.00
                                                                                                    ============
              Class B Shares,   23,079,994 Share Outstanding (Note 3)                              $        1.00
                                                                                                    ============
              Evergreen Shares, 50,745,803 Share Outstanding (Note 3)                              $        1.00
                                                                                                    ============
              JPMorgan Shares,  71,837,715 Share Outstanding (Note 3)                              $        1.00
                                                                                                    ============


              +    Aggregate cost for federal income tax purposes is identical.

















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN     =  Bond Anticipation Note                               IDA    =   Industrial Development Authority
     FGIC    =  Financial Guaranteed Insurance Company               IDRB   =   Industrial Development Revenue Bond
     FSA     =  Financial Security Assurance                         LOC    =   Letter of Credit
     GO      =  General Obligation                                   PCRB   =   Pollution Control Revenue Bond
     HEFA    =  Health and Education Facilities Authority            RB     =   Revenue Bond
     HFA     =  Housing Finance Authority












--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2001
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:
  Interest..................................................................................  $      3,823,765
                                                                                               ---------------
Expenses: (Note 2)
  Investment management fee.................................................................           359,073
  Administration fee........................................................................           251,351
  Shareholder servicing fee (Class A).......................................................            80,594
  Shareholder servicing fee (Evergreen shares)..............................................            51,111
  Shareholder servicing fee (J.P. Morgan Select shares).....................................            78,301
  Custodian expenses........................................................................            24,652
  Shareholder servicing and related shareholder expenses+...................................            93,468
  Legal, compliance and filing fees.........................................................            20,129
  Audit and accounting......................................................................            24,767
  Directors' fees...........................................................................             7,506
  Other.....................................................................................             4,275
                                                                                               ---------------
      Total expenses........................................................................           995,227
      Less: Expenses paid indirectly........................................................  (             66)
                                                                                               ---------------
            Net expenses....................................................................           995,161
                                                                                               ---------------
  Net investment income.....................................................................         2,828,604

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................            19,604
                                                                                               ---------------
Increase in net assets from operations......................................................  $      2,848,208
                                                                                               ===============

+ Includes class specific transfer agency expenses of $32,193, $7,341, $20,416 and $31,276 for Class A, Class B, Evergreen shares and J.P. Morgan Select shares, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                           Six Months
                                                                              Ended                    Year
                                                                          July 31, 2001                Ended
                                                                           (Unaudited)           January 31, 2001
                                                                            ---------            ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income......................................        $      2,828,604           $       6,578,205

   Net realized gain (loss) on investments....................                  19,604                   -0-
                                                                       ---------------            ----------------

Increase (decrease) in net assets from operations.............               2,848,208                   6,578,205

Dividends to shareholders from net investment income:
   Class A....................................................        (        940,451)*         (       3,044,780)*
   Class B....................................................        (        386,052)*         (         982,031)*
   Evergreen shares...........................................        (        592,833)*         (       1,053,973)*
   J.P. Morgan Select shares..................................        (        909,268)*         (       1,497,421)*
Capital share transactions (Note 3):
   Class A....................................................        (     26,952,842)                    295,399
   Class B....................................................        (     10,823,862)                 23,274,678
   Evergreen shares...........................................               1,712,507                  15,355,062
   J.P. Morgan Select shares..................................               7,764,284                  23,085,204
                                                                       ---------------            ----------------
   Total increase (decrease)..................................        (     28,280,309)                 62,010,343
Net assets:
   Beginning of period........................................             247,786,779                 185,776,436
                                                                       ---------------            ----------------
   End of period..............................................        $    219,506,470           $     247,786,779
                                                                       ===============            ================

*    Designated as exempt-interest dividends for federal income tax purposes.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, Class A, Class B, Evergreen shares and J.P. Morgan Select shares (formally Chase Vista Select shares). The Class A, Evergreen and J.P. Morgan Select shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects all share classes represent the same interest in the income and assets of the Fund. The Fund is a short-term, tax-exempt money market Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .30% of the Fund's average daily net assets.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A, Evergreen and J.P. Morgan Select shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A, Evergreen and J.P. Morgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $60,377 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption "Shareholder servicing and related shareholder expenses" are expense offsets of $66.

3. Capital Stock.

At July 31, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $219,491,549. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                            Year
Class A                                              Ended                              Ended
-------                                          July 31, 2001                    January 31, 2001
                                                 -------------                    ----------------
Sold...................................             91,711,114                        301,656,803
Issued on reinvestment of dividends....                973,514                          3,052,455
Redeemed...............................         (  119,637,470)                   (   304,413,859)
                                                 -------------                     --------------
Net increase (decrease)................         (   26,952,842)                           295,399
                                                 =============                     ==============

                                                  Six Months                            Year
Class B                                              Ended                              Ended
-------                                          July 31, 2001                    January 31, 2001
                                                 -------------                    ----------------
Sold...................................             85,835,973                        450,895,221
Issued on reinvestment of dividends....                389,401                            902,683
Redeemed...............................         (   97,049,236)                   (   428,523,226)
                                                 -------------                     --------------
Net increase (decrease)................         (   10,823,862)                        23,274,678
                                                 =============                     ==============


                                                  Six Months                            Year
Evergreen Shares                                     Ended                              Ended
----------------                                 July 31, 2001                    January 31, 2001
                                                 -------------                    ----------------
Sold...................................             39,603,304                         93,006,022
Issued on reinvestment of dividends....                595,939                          1,053,823
Redeemed...............................         (   38,486,736)                   (    78,704,783)
                                                 -------------                     --------------
Net increase (decrease)................              1,712,507                         15,355,062
                                                 =============                     ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

3. Capital Stock. (Continued)

                                                  Six Months                            Year
J.P. Morgan Select Shares                            Ended                              Ended
-------------------------                        July 31, 2001                    January 31, 2001
                                                 -------------                    ----------------
Sold...................................             60,760,427                        124,455,499
Issued on reinvestment of dividends....                918,202                          1,393,877
Redeemed...............................         (   53,914,345)                   (   102,764,172)
                                                 -------------                     --------------
Net increase (decrease)................              7,764,284                         23,085,204
                                                 =============                     ==============


4. Sales of Securities.

Accumulated undistributed net realized gains at July 31, 2001 amounted to $14,920. At January 31, 2001 the Fund had accumulated undistributed net realized losses of $4,684 which represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire January 31, 2005 through January 31, 2006.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 57% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights.

CLASS A                                              Six Months                    Year Ended January  31,
-------                                                Ended       ----------------------------------------------------
                                                   July 31, 2001     2001       2000       1999       1998       1997
                                                   -------------   --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........       $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      --------     --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income.....................          0.011        0.030      0.023      0.025      0.027      0.026
Less distributions:
     Dividends from net investment income......       (  0.011)    (  0.030)  (  0.023)  (  0.025)  (  0.027)  (  0.026)
                                                       -------      -------    -------    -------    -------    -------
Net asset value, end of period.................       $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      ========     ========   ========   ========   ========   =========
Total Return...................................          1.16%(a)     3.03%      2.31%      2.52%      2.74%      2.59%
Ratios/Supplemental Data
Net assets, end of period (000)................       $ 73,845     $100,790   $100,554   $182,227   $167,780   $136,606
Ratios to average net assets:
     Expenses(b)...............................          0.86%(c)     0.86%      0.86%      0.88%      0.89%      0.91%
     Net investment income.....................          2.33%(c)     2.98%      2.26%      2.48%      2.70%      2.56%
     Expenses paid indirectly..................          0.00%(c)     0.00%      0.00%      0.00%      0.00%      0.02%



                                                                            Year Ended
CLASS B                                          Six Months                 January 31,                       October 10, 1996
-------                                            Ended      ----------------------------------------  (Commencement of offering)
                                               July 31, 2001    2001       2000       1999       1998       to January 31, 1997
                                               -------------  -------    -------    -------    -------      -------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $ 1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00              $ 1.00
                                                 --------     -------    -------    -------    -------             -------
Income from investment operations:
   Net investment income.......................    0.013        0.032      0.025      0.027      0.029               0.009
Less distributions:
   Dividends from net investment income........  ( 0.013)     ( 0.032)   ( 0.025)   ( 0.027)   ( 0.029)            ( 0.009)
                                                  ------       ------     ------     ------     ------              ------
Net asset value, end of period.................  $ 1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00              $ 1.00
                                                 =======      =======    =======    =======    =======             =======
Total Return...................................    1.27%(a)     3.25%      2.50%      2.72%      2.96%               2.83%(c)
Ratios/Supplemental Data
Net assets, end of period (000)................  $ 23,080     $33,901    $10,628    $   389    $     4             $     7
Ratios to average net assets:
    Expenses(b)................................    0.63%(c)     0.65%      0.67%      0.69%      0.67%               0.70%(c)
    Net investment income......................    2.63%(c)     3.12%      2.49%      2.50%      2.95%               2.80%(c)
    Expense paid indirectly....................    0.00%(c)     0.00%      0.00%      0.00%      0.00%               0.02%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
6.  Financial Highlights. (Continued)

                                                   Six Months              Year                     July 30, 1999
EVERGREEN SHARES                                      Ended                Ended            (Commencement of Offering) to
----------------                                  July 31, 2001       January 31, 2001             January 31, 2000
                                                  -------------       ----------------             ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $   1.00              $   1.00                      $  1.00
                                                   ---------             ---------                     --------
Income from investment operations:
   Net investment income.......................        0.011                 0.030                        0.012
Less distributions:
   Dividends from net investment income........    (   0.011)            (   0.030)                    (  0.012)
                                                    --------             ---------                      -------
Net asset value, end of period.................    $   1.00              $   1.00                      $  1.00
                                                   =========             =========                     ========
Total Return...................................        1.16%(a)              3.03%                        1.23%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................    $   50,745            $   49,029                    $  33,611
Ratios to average net assets:
   Expenses(b).................................        0.86%(c)              0.86%                        0.86%(c)
   Net investment income.......................        2.33%(c)              2.98%                        2.26%(c)
   Expenses paid indirectly....................        0.00%(c)              0.00%                        0.00%(c)

                                                   Six Months              Year                     July 30, 1999
J.P.MORGAN SELECT SHARES                              Ended                Ended            (Commencement of Offering) to
------------------------                          July 31, 2001       January 31, 2001             January 31, 2000
                                                  -------------       ----------------             ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $   1.00              $   1.00                      $  1.00
                                                   ---------             ---------                     ---------
Income from investment operations:
   Net investment income.......................        0.011                 0.030                        0.012
Less distributions:
   Dividends from net investment income........    (   0.011)            (   0.030)                    (  0.012)
                                                    --------              --------                      -------
Net asset value, end of period.................    $   1.00              $   1.00                      $  1.00
                                                   =========             =========                     ========
Total Return...................................        1.16%(a)              3.03%                        1.23%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................    $   71,836            $   64,067                    $  40,983
Ratios to average net assets:
   Expenses(b).................................        0.86%(c)              0.86%                        0.86%(c)
   Net investment income.......................        2.33%(c)              2.98%                        2.26%(c)
   Expenses paid indirectly....................        0.00%(c)              0.00%                        0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


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

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                    (This Page is Intentionally Left Blank.)





































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

--------------------------------------------------------------------------------














CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.























                               Semi-Annual Report
                                  July 31, 2001
                                   (Unaudited)


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Connecticut Daily Tax Free Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020


Manager
   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020


Custodian
   The Bank of New York
   100 Church Street
   New York, New York 10286


Transfer Agent &
Dividend Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020